Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 103
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 103
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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in Charter)

655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-1209
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Copy to:
BRITNEY L. SCHNATHORST	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
_XX__    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date), pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date), pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Class 1 and 2 shares.

EXPLANATORY NOTE

This filing relates to the Registrant's prospectus dated July 28, 2015 for Class 1 and 2 shares of Multi-Asset Income Account, which were included in post-effective amendment number 102 (as filed on July 24, 2015, Accession No. 0000012601-15-000211), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 10th of August, 2015.

Principal Variable Contracts Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Michael J. Beer __________________________ Michael J. Beer	President and Chief Executive Officer (Principal Executive Officer)	August 10, 2015

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	August 10, 2015

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	August 10, 2015

(E. Ballantine)* __________________________ E. Ballantine	Director	August 10, 2015

(L. T. Barnes)* __________________________ L. T. Barnes	Director	August 10, 2015

(C. Damos)* __________________________ C. Damos	Director	August 10, 2015

(N. M. Everett)* __________________________ N. M. Everett	Chair	August 10, 2015

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	August 10, 2015

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	August 10, 2015

(T. Huang)* __________________________ T. Huang	Director	August 10, 2015

(W. C. Kimball)* __________________________ W. C. Kimball	Director	August 10, 2015

(K. McMillan)* __________________________ K. McMillan	Director	August 10, 2015

(D. Pavelich)* __________________________ D. Pavelich	Director	August 10, 2015

* Pursuant to Power of Attorney Previously Filed as Ex-99(j)(3) on 12/16/2014 (Accession No. 0000012601-14-000271)

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document